Related Party Transactions - Schedule of related party transactions (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Services and products provided to NetEase Group [Member] | Learning services provided to NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	¥ 22,052	¥ 18,029	¥ 7,360
Services and products provided to NetEase Group [Member] | Smart devices provided to NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	3,016	8,748	6,607
Services and products provided to NetEase Group [Member] | Online marketing services provided to NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	42,776	7,925	9,823
Services and products provided to NetEase Group [Member] | Other services provide to NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	7,084	9,588
Services and products provided to NetEase Group [Member] | Fixed assets provide to NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	737	936
Services and products purchased from NetEase Group and other related parties [Member] | Services purchased from NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	162,522	153,523	143,186
Services and products purchased from NetEase Group and other related parties [Member] | Services purchased from other related parties [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	17,785	9,572
Services and products purchased from NetEase Group and other related parties [Member] | Fixed assets and inventories purchased from NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,037	1,087	2,489
Loan related transactions [Member] | Interest expenses on loans from NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	69,472	45,607	31,644
Loan related transactions [Member] | Addition of long-term loans from NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	99,289	225,941	257,522
Equity related transactions [Member] | Deemed distribution to NetEase [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			4,171
Equity related transactions [Member] | Share-based compensation under NetEase Plan [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	¥ 416	¥ 1,499	¥ 1,043